Business Combination (Tables)	6 Months Ended
Jun. 30, 2021
Business Combinations [Abstract]
Schedule of business combination proceeds
Recapitalization
Cash – INSU’s trust and cash (net of redemptions)	$229,925
Cash – PIPE	170,000
Less transaction costs and advisory fees paid	31,456
Less cash payments to Metromile Operating Company stockholders	32,000
Net Business Combination and PIPE financing	336,469
Less non-cash net liabilities assumed from INSU	45,516
Net contributions from Business Combination and PIPE Financing	$290,953

Schedule of equity changes due to business combination
Number of Shares
INSU Class A Common stock, outstanding prior to Business Combination	23,540,000
INSU Class B Common stock, outstanding prior to Business Combination	6,669,667
Less redemption of INSU shares	8,372
Common stock of INSU	30,201,295
Shares issued in PIPE	17,000,000
Business Combination and PIPE financing shares	47,201,295
Metromile Operating Company shares(1)	79,525,839
Total shares of common stock immediately after Business Combination	126,727,134

(1)      The number of Metromile Operating Company shares was determined from the 78,313,665 shares of Metromile Operating Company common and preferred stock outstanding immediately prior to the closing of the Business Combination, which are presented net of the common and preferred stock redeemed, converted at the Exchange Ratio of 1.01547844. All fractional shares were rounded down.